Business activity	12 Months Ended
Dec. 31, 2024
Business activity, current context and acquisition of Subsidiaries [Abstract]
Business activity
1.
Business activity
(a)
Business activity -

Intercorp Financial Services Inc. and Subsidiaries (henceforth "IFS", “the Company” or “the Group”), is a limited liability holding company incorporated in the Republic of Panama on September 19, 2006, and is a subsidiary of Intercorp Peru Ltd. (henceforth “Intercorp Peru”), holding of Intercorp Group incorporated in 1997 in the Commonwealth of the Bahamas. As of December 31, 2024, Intercorp Peru holds directly and indirectly 72.47 percent of the issued capital stock of IFS, equivalent to 71.95 percent of the outstanding capital stock of IFS (71.44 percent of the issued capital stock, equivalent to 71.20 percent of the outstanding capital stock as of December 31, 2023).

IFS’s legal domicile is located at Av. Carlos Villarán 140 Urb. Santa Catalina, La Victoria, Lima, Peru.

As of December 31, 2024 and 2023, IFS holds 99.31 percent and 99.30 percent of the capital stock of Banco Internacional del Peru S.A.A. – Interbank (henceforth “Interbank”), respectively, 99.85 percent and 99.84 percent of the capital stock of Interseguro Compañía de Seguros S.A. (henceforth “Interseguro”), respectively, 100 percent of the capital stock of Inteligo Group Corp. (henceforth “Inteligo”) and 100 percent of Procesos de Medios de Pago and its subsidiary Izipay S.A.C (henceforth and together "Izipay"), acquired in April 2022, see (d).

The operations of Interbank, Interseguro and Izipay are concentrated in Peru, while the operations of Inteligo and its Subsidiaries (Interfondos S.A. Sociedad Administradora de Fondos, Inteligo Sociedad Agente de Bolsa S.A. and Inteligo Bank Ltd.) are mainly concentrated in Peru and Panama.

The main activities of IFS’s subsidiaries and their assets, liabilities, equity, operating income, net income, balances and other relevant information are presented in Note 2.

The consolidated financial statements of IFS and Subsidiaries as of December 31, 2023, and for the year then ended, were approved by the Board of Directors on April 26, 2024. The consolidated financial statements as of December 31, 2024, and for the year then ended, have been approved and authorized for issuance by Management and the Board of Directors on April 25, 2025.

(b)
Acquisition of Procesos de Medios de Pago S.A. and Subsidiary Izipay S.A.C. (“Izipay”)

Until March 2022, the Group (through its subsidiary Interbank) held 50 percent of Izipay. In April 2022, IFS acquired the remaining 50 percent of Izipay's capital stock, thus completing the 100 percent of its capital stock. The amount paid by IFS amounted to US$83,775,000 (equivalent to approximately S/312,647,000). The economic activity of the acquired companies is explained in greater detail in Note 2(g).

The acquisition made by IFS was recorded using the “Step acquisition” accounting method, pursuant to IFRS 3 “Business Combinations”. According to this method, the acquirer company must readjust to fair value the previously held equity interest in the acquiree entities. Additionally, assets and liabilities must be recorded at their fair values estimated at the acquisition date, including the identified intangible assets and the resulting goodwill that were not recorded in the statements of financial position of each acquired entity. As of December 31, 2024, goodwill amounts to S/238,429,000.

As a result of the acquisition and pursuant to the accounting regulation in force, the previous participation was adjusted to its fair value with an effect of S/222,513,000, recorded in September 2022 and presented in the caption "Other income” of the consolidated statement of income, see Note 21. The expenses associated with the acquisition of approximately S/381,000 were presented in the caption “Administrative expenses” of the consolidated statement of income.